BORROWINGS	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
Current and non-current non-recourse borrowings in subsidiaries of the company as at June 30, 2025, net of deferred financing costs and other accounting adjustments were $114 million and $7,826 million (December 31, 2024: $111 million and $8,379 million). Non-recourse borrowings in subsidiaries of the company include borrowings made under subscription facilities of Brookfield-sponsored private equity funds.
The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
As at June 30, 2025, the company’s operations were in compliance with or had obtained waivers related to all material covenant requirements, and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.
(i)Healthcare services
On May 26, 2025, the company’s healthcare services operation entered receivership due to an event of default under their credit agreement after unsuccessful efforts to negotiate with key stakeholders on a sustainable long-term solution for the business. Following the appointment of a receiver and transition of oversight of the operations, the company ceased to have control of the business and therefore, deconsolidated the net liabilities of the business, and recorded a pre-tax net gain of $236 million in the unaudited interim condensed consolidated statements of operating results, included in other income (expense). Upon deconsolidation, the company derecognized property, plant and equipment of $2,361 million, accounts payable and other liabilities of $2,008 million, non-recourse borrowings of $950 million, accounts receivable of $171 million and other net assets of $237 million related to its healthcare services operation. The results of the healthcare services operation are included in the company’s unaudited interim condensed consolidated statement of operating results up until the company lost control of the business on May 26, 2025.